SCHEDULE OF SHORT TERM DEBT (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Short-term loan portion	$ 1,890,316	$ 1,149,062
Long-term loan portion	447,086	552,518
Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits		775,845	$ 6
September 27, 2021 [Member]
Line of Credit Facility [Line Items]
Short-term loan portion	108,430	102,736		$ 99,640
Long-term loan portion	$ 447,086	552,518		653,185
September 27, 2021 [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Prime Rate -2.50%
Line of credit facility, Limits	$ 775,845
August 1, 2022 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate
August 1, 2022 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 641,109
August 1, 2022 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%
Line of credit				99,020
August 1, 2022 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate -0.5%
Line of credit				$ 256,443
July 4, 2023 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate
July 4, 2023 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 642,797
July 4, 2023 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%
Line of credit		175,430
July 4, 2023 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate -0.5%
Line of credit		257,119
July 4, 2023 [Member] | Bank Overdraft [Member]
Line of Credit Facility [Line Items]
Line of credit		11,861
July 8,2024 [Member] | Bank Overdrafts [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate
July 8,2024 [Member] | General Banking Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 646,538
July 8,2024 [Member] | Invoice Financing Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +2.5% or Prime rate -1%
Line of credit facility, Limits	$ 62,794
July 8,2024 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	Higher of HIBOR +3% or Prime rate -0.5%
Line of credit facility, Limits	$ 258,615
July 8,2024 [Member] | Bank Overdraft [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	$ 138,954
July 10, 2023 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	“HKD) Prime Rate -0.75% USD) Prime Rate -1.75%”
Line of credit facility, Limits	$ 642,797
Line of credit		601,916
September 4,2024 [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate	“HKD) Prime Rate -0.75% USD) Prime Rate -1.75%”
Line of credit facility, Limits	$ 1,939,613	1,321,523
June 2, 2023 [Member] | Obligation From Finance Lease For Motor Vehicle [Member]
Line of Credit Facility [Line Items]
Line of credit facility, Limits	57,414
Short-term loan portion	11,125
Long-term loan portion	$ 24,489
Line of Credit Facility, Interest Rate During Period	2.68%
June 2,2023 [Member]
Line of Credit Facility [Line Items]
Short-term loan portion		10,319
Long-term loan portion		$ 35,408